INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Investments	$ 5,691,084	$ 0
Asset Impairment Charges	0	$ 0
Subscription Receivagbles [Member]
Offsetting Assets [Line Items]
Investments	$ 5,700,000